Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
CONSOLIDATED NET LOSS	$ (2,035,433)	$ (3,347,050)	$ (1,495,325)
Net unrealized (loss) gain on securities:
Unrealized (loss) gain arising during the period	(515)	(914)	2,299
Less: reclassification adjustments for gain realized in net loss	0	(6)	0
Net unrealized gain (loss) on securities	(515)	(920)	2,299
Net unrealized gain (loss) on foreign currency:
Foreign currency translation gain (loss) arising during the period	31,202	31,729	(284,722)
Less: reclassification adjustments for loss realized in net loss	112,926	0	25,715
Foreign currency translation gain (loss)	144,128	31,729	(259,007)
OTHER COMPREHENSIVE INCOME (LOSS)	143,613	30,809	(256,708)
CONSOLIDATED COMPREHENSIVE LOSS	(1,891,820)	(3,316,241)	(1,752,033)
Less: Net income (loss) attributable to noncontrolling interests	0	16	(283)
Less: Other comprehensive income (loss) attributable to noncontrolling interests	0	38	(495)
COMPREHENSIVE LOSS ATTRIBUTABLE TO ENDO INTERNATIONAL PLC	$ (1,891,820)	$ (3,316,295)	$ (1,751,255)